UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick T. Brennan
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Patrick T. Brennan              St. Helena, CA
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:       64
                                          -----------

Form 13F Information Table Value Total:   $169,998,807
                                          ------------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 06/30/11
                                                            Market       Total           06/30/11  Discr-   Voting
Name of Issuer        Symbol         Class   Cusip           Value      Shares              PRICE  etion    Auth
3M CO                 mmm            com     88579Y10   $1,564,077       16490             $94.85  sole     none
ABBOTT LABS           abt            com     00282410   $3,943,185       74937             $52.62  sole     none
AIR PRODS & CHEM      APD            com     00915810     $764,640        8000             $95.58  sole     none
ALTRIA GROUP INC      mo             com     02209S10   $5,189,671      196504             $26.41  sole     none
AT&T INC              t              com     00206R10     $422,527       13452             $31.41  sole     none
BANCO LATINOAM-E      blx            com      2069485   $4,120,688      237915             $17.32  sole     none
BANK NY MELLON        bk             com     06405810   $1,451,322       56648             $25.62  sole     none
BANK OF AMER CRP      bacpre         pfd     06050581   $1,323,713       69377             $19.08  sole     none
BANK OF AMER CRP      bmlprl         pfd     06050558   $1,045,102       54861             $19.05  sole     none
BERKSHIRE HATH-A      BRK/A          com     08467010     $464,420           4        $116,105.00  sole     none
BERKSHIRE HATH-B      brkb           com     08467070   $1,975,070       25521             $77.39  sole     none
BROWN-FORMAN -B       bfb            com     11563720   $3,043,991       40755             $74.69  sole     none
CAPITOL FEDERAL       cffn           com     14057J10     $740,692       62984             $11.76  sole     none
CATERPILLAR INC       cat            com     14912310   $3,891,326       36552            $106.46  sole     none
CBS CORP-B            cbs            com     12485720   $3,725,409      130762             $28.49  sole     none
CHEVRON CORP          cvx            com     16676410   $3,558,264       34600            $102.84  sole     none
COCA-COLA CO/THE      ko             com     19121610     $610,455        9072             $67.29  sole     none
COMMONWEALTH REI      cwh            com     20323310   $2,047,820       79250             $25.84  sole     none
COMPASS DIVERSIF      codi           com     20451Q10     $634,717       38491             $16.49  sole     none
CONS EDISON INC       ed             com     20911510     $281,107        5280             $53.24  sole     none
CONSTELLATION-A       stz            com     21036P10   $1,754,897       84289             $20.82  sole     none
DOMINION RES/VA       d              com     25746U10   $2,970,584       61541             $48.27  sole     none
EQUIFAX INC           efx            com     29442910     $772,069       22237             $34.72  sole     none
EQUITY ONE INC        eqy            com     29475210   $2,341,669      125626             $18.64  sole     none
EXXON MOBIL CORP      xom            com     30231G10   $7,700,745       94627             $81.38  sole     none
FIRSTENERGY CORP      fe             com     33793210     $304,900        6906             $44.15  sole     none
FRANKLIN RES INC      ben            com     35461310   $1,871,145       14252            $131.29  sole     none
GENERAL ELECTRIC      ge             com     36960410   $3,140,850      166535             $18.86  sole     none
GOLDMAN SACHS GP      gspra          pfd     38143Y66   $4,107,843      192766             $21.31  sole     none
GOVERNMENT PROPE      gov            com     38376A10   $7,104,315      262928             $27.02  sole     none
GRACO INC             ggg            com     38410910   $1,318,477       26026             $50.66  sole     none
HJ HEINZ CO           hnz            com     42307410   $1,090,162       20461             $53.28  sole     none
IBM                   ibm            com     45920010   $3,183,968       18560            $171.55  sole     none
INTEL CORP            intc           com     45814010     $228,337       10304             $22.16  sole     none
JOHNSON&JOHNSON       jnj            com     47816010  $11,828,254      177815             $66.52  sole     none
JPMORGAN CHASE        jpm            com     46625H10   $1,808,443       44173             $40.94  sole     none
KIMBERLY-CLARK        kmb            com     49436810   $2,560,896       38475             $66.56  sole     none
KINDER MORGAN EN      kmp            com     49455010   $1,246,469       17169             $72.60  sole     none
KRAFT FOODS INC       kft            com     50075N10   $3,298,937       93640             $35.23  sole     none
LABORATORY CP         lh             com     50540R40   $1,998,326       20646             $96.79  sole     none
LIBERTY-INTER A       linta          com     53071M10   $1,124,345       67045             $16.77  sole     none
LOCKHEED MARTIN       lmt            com     53983010   $3,610,290       44588             $80.97  sole     none
LOWE'S COS INC        low            com     54866110   $1,880,488       80673             $23.31  sole     none
MCDONALDS CORP        mcd            com     58013510   $4,022,233       47702             $84.32  sole     none
NEXTERA ENERGY        nee            com     65339F10   $1,304,457       22702             $57.46  sole     none
ORITANI FINANCIA      orit           com     68633D10   $2,192,590      171430             $12.79  sole     none
OXFORD INDS INC       oxm            com     69149730   $5,941,625      175996             $33.76  sole     none
PEPSICO INC           pep            com     71344810   $5,507,556       78199             $70.43  sole     none
PHILIP MORRIS IN      pm             com     71817210  $10,451,909      156536             $66.77  sole     none
PROCTER & GAMBLE      pg             com     74271810     $764,366       12024             $63.57  sole     none
PROGRESS ENERGY       pgn            com     74326310   $2,949,734       61440             $48.01  sole     none
REDWOOD TRUST         rwt            com     75807540   $5,703,007      377183             $15.12  sole     none
SCANA CORP            scg            com     80589M10   $1,650,823       41931             $39.37  sole     none
SCRIPPS NET-CL A      sni            com     81106510   $1,549,545       31701             $48.88  sole     none
SOTHEBY'S             bid            com     83589810   $1,867,455       42930             $43.50  sole     none
STAPLES INC           spls           com     85503010   $2,031,975      128606             $15.80  sole     none
SYMETRA FINANCIA      sya            com     87151Q10   $1,413,239      105230             $13.43  sole     none
T ROWE PRICE GRP      trow           com     74144T10   $1,454,073       24098             $60.34  sole     none
TRAVELERS COS IN      trv            com     89417E10   $1,204,146       20626             $58.38  sole     none
UNITED TECH CORP      UTX            com     91301710     $531,060        6000             $88.51  sole     none
VERIZON COMMUNIC      vz             com     92343V10   $3,016,151       81014             $37.23  sole     none
WALT DISNEY CO        dis            com     25468710   $3,149,044       80662             $39.04  sole     none
WESTAMERICA BANC      wabc           com     95709010   $4,499,234       91355             $49.25  sole     none
WINDSTREAM CORP       win            com     97381W10     $749,982       57869             $12.96  sole     none
                                                      $169,998,807